Shareholder Report, Line Graph (Details) 193306_Hood River Small-Cap Growth Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	$ 96,465	$ 84,045	$ 67,847	$ 56,944	$ 79,804	$ 44,173	$ 41,071	$ 39,296	$ 33,704	$ 25,000	$ 165,413
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return Index
Accumulated Value	82,785	71,802	58,317	49,025	56,916	39,480	37,060	34,006	29,627	25,000	$ 101,679
Russell 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Total Return Index
Accumulated Value	$ 55,816	$ 50,868	$ 46,609	$ 39,322	$ 59,069	$ 39,026	$ 37,714	$ 37,900	$ 31,100	$ 25,000	$ 77,440